Deferred Charges	6 Months Ended
Jun. 30, 2014
Deferred Charges Disclosure [Abstract]:
Deferred Charges [Text Block]

7. Deferred Charges:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Financing Costs	Dry-docking and Special Survey Costs	Total
Balance, December 31, 2013	9,954	19,910	29,864
Additions	2,055	2,287	4,342
Amortization	(1,016)	(3,796)	(4,812)
Write-off	(2,009)	(482)	(2,491)
Balance, June 30, 2014	8,984	17,919	26,903

Financing costs represent fees paid to the lenders for the conclusion of the Company's financing. The amortization and write off, of loan financing costs is included in interest and finance costs in the accompanying consolidated statements of income and the amortization of the dry-docking and special survey costs is separately reflected in the accompanying consolidated statements of income.

During the six-month periods ended June 30, 2013 and 2014, five vessels and three vessels, respectively, underwent their special surveys. During the six-month period ended June 30, 2014, three vessels completed their works. During the six-month period ended June 30, 2013, four vessels completed their works and one vessel was in process.